Other non-current assets (Details of other non-current assets) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other non-current assets
Finance lease receivables	¥ 8,664,550	¥ 9,431,733
VAT recoverable	6,213,495	5,526,256
Prepayments for pre-construction cost	479,138	438,167
Intangible assets	632,639	643,486
Prepaid connection fees	28,598	33,041
Contract assets	837,559	736,568
Others	2,200,026	1,728,332
Total	¥ 19,056,005	¥ 18,537,583